Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
Schedule of deferred income tax assets and liabilities
	As of January 1, 2020	Effect on profit or loss	Effect on OCI	Additions Leases	Additions to quarry rehabilitation provision	As of December 31, 2020	Effect on profit or loss	Effect on OCI	As of December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Provision of discounts and bonuses to customers	2,032	425	-	-	-	2,457	(230)	-	2,227
Provision for vacations	1,729	(159)	-	-	-	1,570	335	-	1,905
Effect of tax-loss carry forward	2,614	6,656	-	-	-	9,270	(7,559)	-	1,711
Allowance for expected credit losses for trade receivables	832	625	-	-	-	1,457	76	-	1,533
Allowance for expected credit losses for other receivables	974	-	-	-	-	974	-	-	974
Lease liabilities	14	(131)	-	1,009	-	892	(87)	14	819
Legal claim contingency	-	461	-	-	-	461	-	-	461
Estimate for devaluation of spare parts and supplies	-	431	-	-	-	431	1	-	432
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	198	29	-	-	-	227	73	-	300
Effect of differences between book and tax bases of inventories	922	(867)	-	-	-	55	-	-	55
Other	375	(312)	-	-	-	63	555	(14)	604
	9,690	7,158	-	1,009	-	17,857	(6,836)	-	11,021
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(2,259)	829	-	-	-	(1,430)	486	-	(944)
Right of use assets	(17)	217	-	(1,009)	-	(809)	178	(17)	(648)
Other	5	(5)	-	-	-	-	-	17	17
	(2,271)	1,041	-	(1,009)	-	(2,239)	664	-	(1,575)
Total deferred income tax assets	7,419	8,199	-	-	-	15,618	(6,172)	-	9,446
Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,087	476	-	-	-	17,563	255	-	17,818
Impairment of mining assets	7,123	(207)	-	-	-	6,916	(212)	-	6,704
Long-term incentive plan	2,511	1,055	-	-	-	3,566	3,075	-	6,641
Financial instruments designated at fair value through OCI	879	-	5,172	-	-	6,051	-	589	6,640
Provision for spare parts and supplies obsolescence	4,963	418	-	-	-	5,381	327	-	5,708
Provision for vacations	3,071	187	-	-	-	3,258	423	-	3,681
Quarry rehabilitation provision	539	(52)	-	-	2,294	2,781	(55)	-	2,726
Legal claim contingency	-	(140)	-	1,205	-	1,065	(135)	-	930
Allowance for expected credit losses for trade receivables	101	-	-	-	-	101	534	-	635
Lease liabilities	-	450	-	-	-	450	-	-	450
Other	349	(74)	-	-	-	275	53	-	328
	36,623	2,113	5,172	1,205	2,294	47,407	4,265	589	52,261
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates	(177,448)	(12,802)	-	-	(2,294)	(192,544)	2,366	-	(190,178)
Net gain on cash flow hedge	(3,219)	(220)	487	-	-	(2,952)	1,684	(6,146)	(7,414)
Effect of costs of issuance of senior notes	(1,010)	240	-	-	-	(770)	(1,915)	-	(2,685)
Right of use assets	-	242	-	(1,205)	-	(963)	217	-	(746)
Other	(45)	3	-	-	-	(42)	-	-	(42)
	(181,722)	(12,537)	487	(1,205)	(2,294)	(197,271)	2,352	(6,146)	(201,065)
Total deferred income tax liabilities, net	(145,099)	(10,424)	5,659	-	-	(149,864)	6,617	(5,557)	(148,804)
		(2,225)	5,659				445	(5,557)

Schedule of reconciliation between tax expenses and the product
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Accounting profit before income tax	224,110	85,898	194,353
At statutory income tax rate of 29.5%	(66,112)	(25,340)	(57,334)

Permanent differences
Non-deductible expenses, net	(4,070)	(1,596)	(4,181)
Effect of tax-loss carry forward non-recognized	(758)	(1,068)	(791)
At the effective income tax rate of 32% in 2021 (2020: 33% and 2019: 32%)	(70,940)	(28,004)	(62,306)

Schedule of income tax expenses
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(71,385)	(25,779)	(41,709)
Deferred	445	(2,225)	(20,597)
	(70,940)	(28,004)	(62,306)

Schedule of composition of deferred income tax
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain on available-for-sale financial asset	589	5,172	2,554
Tax effect on unrealized gain (loss) on hedging derivative financial asset	(6,146)	487	754
Total deferred income tax in OCI	(5,557)	5,659	3,308